Acquisition of a Subsidiary (Details) $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($)
Acquisition Of A Subsidiarytext Block [Abstract]
Voting shares percentage	100.00%
Purchase consideration	$ 6,200
Acquisition description	International General Insurance Company (Europe) SE contributed USD 9,768 thousand of gross written premiums and USD 1,181 thousand of net loss to profit before tax of the Group.